Cash and Cash Equivalents and Temporary Investments - Cash and Cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents and Temporary Investments
Cash and bank accounts	$ 1,761,260	$ 1,550,698
Short-term investments	36,973,689	45,995,385
Total cash and cash equivalents	$ 38,734,949	$ 47,546,083	$ 49,397,126	$ 29,729,350